Fees Summary	Dec. 01, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus is a final prospectus for the related offering and relates to the Registration Statement on Form S-4 (No. 333-291615) filed by NewtekOne, Inc. on November 25, 2025 and declared effective on November 28, 2025.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 94,762,500.00
Narrative - Max Aggregate Offering Amount | shares	95,000,000
Final Prospectus	true